ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2022
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

16.ASSET RETIREMENT OBLIGATION

	December 31, 2022	December 31, 2021
	$	$
Opening balance	1,009	621
New obligations	46	383
Change in estimate	(120)	—
Accretion expense	17	5
Ending balance	952	1,009

The asset retirement obligation that arose during the year ended December 31, 2022, represents the present value of the estimated amount of undiscounted cash flows required to satisfy the asset retirement obligation in respect of the Matawinie Mine. The estimation was made using a percentage of completion of the total budgeted cost of rehabilitation. The Company has determined the fair value of its rehabilitation obligation by using a discount rate of 5.26% (3.62% in 2021), assuming reclamation work would be completed in 28. The liabilities accrete to their future value until the obligations are due. The estimated rehabilitation obligation will increase as the construction of the Matawinie Mine progresses.